Accounting Policies (Details) - Schedule of right-of-use assets - Right-of-use assets [member]	12 Months Ended
Dec. 31, 2022
Fixtures and fittings [Member]
Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Estimated useful lives of assets	5 years
Other Motor Vehicles [Member]
Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Estimated useful lives of assets	4 years
Bottom of range [member] | Leasehold Property [Member]
Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Estimated useful lives of assets	1 year
Bottom of range [member] | Subscription vehicles [Member]
Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Estimated useful lives of assets	1 year
Top of range [member] | Leasehold Property [Member]
Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Estimated useful lives of assets	20 years
Top of range [member] | Subscription vehicles [Member]
Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Estimated useful lives of assets	3 years